Marketable securities - Gross Realized Gains and Losses Related to Marketable Securities (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Gain (Loss) on Securities [Line Items]
Total unrealized gain (loss) on marketable securities	$ (64)	$ (3)	$ (46)
Total unrealized gain on marketable securities	0	0	0	$ 14
Seadrill Partners - Common Units - unrealized loss on marketable securities
Gain (Loss) on Securities [Line Items]
Total unrealized gain (loss) on marketable securities	(45)	(5)	(43)
Total unrealized gain on marketable securities				(14)
Archer - unrealized (loss)/gain on marketable securities
Gain (Loss) on Securities [Line Items]
Total unrealized gain (loss) on marketable securities	$ (19)	$ 2	$ (3)
Total unrealized gain on marketable securities				$ 28